SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF PROFIT AND LOSS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of supplementary information to the statements of comprehensive loss [Abstract]
Schedule of Additional Information about Revenues
	Year Ended December 31,
	2017	2016	2015
	In thousands
a. Additional information about revenues

Revenues from major customers each of whom amount to 10% or more, of total revenues

Customer A – Proprietary products Segment	$60,383	$40,451	$26,032
Customer B – Proprietary products Segment and Distribution Segment	-	10,225	10,306

	$60,383	$50,676	$36,338

Schedule of Revenues Based on Location of Customers
Revenues based on the location of the customers, are as follows:

	Year Ended December 31,
	2017	2016	2015
	In thousands
U.S.A.	$60,405	$40,585	$26,559
Israel	26,355	25,340	30,624
Europe	5,348	3,825	3,223
Latin America	5,248	4,221	6,036
Asia	4,979	3,028	2,900
Others	490	495	564

	$102,825	$77,494	$69,906

Schedule of Income and Expenses
	Year Ended December 31,
	2017	2016	2015
	In thousands

b. Cost of goods sold

Cost of materials	$41,179	$36,154	$38,848
Salary and related expenses	13,137	10,596	9,991
Depreciation and amortization	2,504	2,443	2,383
Energy	1,202	959	922
Subcontractors	3,995	2,833	2,112
Other manufacturing expenses	1,572	1,057	1,220

	63,589	54,042	55,476
Decrease (increase) in inventories	7,148	2,092	(935)
	$70,737	$56,134	$54,541
c. Research and development

Salary and related expenses	$6,413	$5,237	$4,566
Subcontractors	3,392	8,318	8,002
Materials and allocation of facility costs	1,101	1,907	3,386
Others	1,067	783	576

	$11,973	$16,245	$16,530
d. Selling and marketing

Salary and related expenses	$1,470	$1,272	$1,227
Marketing support	95	79	368
Packing, shipping and delivery	607	494	454
Marketing and advertising	627	337	560
Registration and marketing fees	1,162	796	794
Others	437	265	249

	$4,398	$3,243	$3,652

	Year Ended December 31,
	2017	2016	2015
	In thousands
e. General and administrative

Salary and related expenses	$3,138	$3,029	$2,604
Employees welfare	2,182	1,465	1,391
Professional fees	1,497	1,378	1,482
Depreciation, amortization and impairment	649	712	524
Others	807	769	606
	$8,273	$7,353	$6,607

f. Financial incomes and expenses

Financial incomes
Interest income and gains from marketable securities	$500	$469	$463

Financial expenses
Interest and amortization from debentures	$-	$-	$731
Fees and interest paid to financial institutions	162	126	111
Others	-	-	92
	$162	$126	$934